UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12-31-2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     January 18, 2007
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            136
                                                           --------------------

Form 13F Information Table Value Total:                     $  213,175
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     4759    61074 SH       SOLE                    61074
AT&T Inc.                      Com              00206R102     3004    84029 SH       SOLE                    84029
Abbott Labs                    Com              002824100     1361    27934 SH       SOLE                    27934
Adesa Inc                      Com              00686U104      594    21400 SH       SOLE                    21400
Air Prods & Chems Inc          Com              009158106     3222    45849 SH       SOLE                    45849
Alcoa Inc                      Com              013817101     2134    71120 SH       SOLE                    70520               600
Allete Inc                     Com              018522102      350     7510 SH       SOLE                     7510
Altria Group Inc               Com              02209S103     1006    11718 SH       SOLE                    11718
Amdocs Ltd                     Com              G02602103      721    18600 SH       SOLE                    18600
American Express Co            Com              025816109      241     3975 SH       SOLE                     3975
American Intl Group            Com              026874107     1562    21794 SH       SOLE                    21794
Amgen Inc                      Com              031162100     2448    35835 SH       SOLE                    35835
Anheuser Busch Cos             Com              035229103      347     7055 SH       SOLE                     7055
Aqua America Inc               Com              03836W103     1199    52622 SH       SOLE                    52622
Asia Pacific Fund              Com              044901106      213     9360 SH       SOLE                     9360
Automatic Data Process         Com              053015103     3301    67035 SH       SOLE                    66735               300
Avery Dennison Corp            Com              053611109     1162    17100 SH       SOLE                    17100
Avon Prods Inc                 Com              054303102      316     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3192    47571 SH       SOLE                    47571
Bank Of America Corp           Com              060505104     3739    70025 SH       SOLE                    69581               444
Baxter International           Com              071813109      357     7700 SH       SOLE                     7700
Beckman Coulter                Com              075811109     1017    17005 SH       SOLE                    17005
Becton Dickinson & Co          Com              075887109     1791    25535 SH       SOLE                    25535
Bellsouth Corp                 Com              079860102      952    20204 SH       SOLE                    20204
Black & Decker Corp            Com              091797100     1024    12800 SH       SOLE                    12800
Boeing Co                      Com              097023105      311     3500 SH       SOLE                     3500
Boston Scientific              Com              101137107      422    24554 SH       SOLE                    24554
Bristol Myers Squibb           Com              110122108     1268    48178 SH       SOLE                    48178
Burlington Nrthn Santa         Com              12189T104      349     4728 SH       SOLE                     4728
Cabot Corp                     Com              127055101     2077    47665 SH       SOLE                    47665
Cabot Microelectronics         Com              12709P103      430    12670 SH       SOLE                    12670
Cabot Oil & Gas                Com              127097103      286     4713 SH       SOLE                     4713
Caterpillar Inc Del            Com              149123101      227     3700 SH       SOLE                     3700
Centurytel Inc                 Com              156700106      392     8972 SH       SOLE                     8972
Chevron Corp                   Com              166764100     7011    95343 SH       SOLE                    95158               185
Chubb Corp                     Com              171232101     2121    40079 SH       SOLE                    40079
Cigna Corp                     Com              125509109      649     4933 SH       SOLE                     4933
Cisco Sys Inc                  Com              17275R102      870    31850 SH       SOLE                    31450               400
Citigroup Inc                  Com              172967101     4649    83472 SH       SOLE                    83472
Citrix Systems                 Com              177376100      568    21000 SH       SOLE                    21000
Coca Cola Co                   Com              191216100     1005    20831 SH       SOLE                    20831
Colgate Palmolive Co           Com              194162103      744    11402 SH       SOLE                    11402
Comcast Corp Cl A Spl          Com              20030N200      481    11474 SH       SOLE                    11474
Commerce Bancshares            Com              200525103      344     7104 SH       SOLE                     7104
Conocophillips                 Com              20825C104      951    13217 SH       SOLE                    12929               288
Corning Inc                    Com              219350105      508    27175 SH       SOLE                    27175
Deere & Co                     Com              244199105      284     2992 SH       SOLE                     2992
Disney Walt Co                 Com              254687106      494    14420 SH       SOLE                    14420
Dominion Res Va                Com              25746U109     1040    12401 SH       SOLE                    12401
Du Pont E I De Nemours         Com              263534109     2077    42644 SH       SOLE                    42644
Duke Energy Corp               Com              26441C105     1623    48870 SH       SOLE                    48870
Duke Realty Corp               Com              264411505      256     6250 SH       SOLE                     6250
E M C Corp Mass                Com              268648102     1420   107593 SH       SOLE                   107593
EBay Inc                       Com              278642103      226     7500 SH       SOLE                     7500
Embraer Empresa Brasileria ADR Com              29081M102      375     9050 SH       SOLE                     9050
Emerson Electric Co            Com              291011104     3933    89214 SH       SOLE                    88614               600
Exxon Mobil Corp               Com              30231G102    14818   193366 SH       SOLE                   193366
FPL Group Inc                  Com              302571104     1696    31166 SH       SOLE                    30764               402
Fortune Brands Inc             Com              349631101      391     4575 SH       SOLE                     4575
Gannett Inc                    Com              364730101      238     3934 SH       SOLE                     3934
General Elec Co                Com              369604103     8491   228203 SH       SOLE                   228203
Glaxo SmithKline ADR           Com              37733W105      655    12419 SH       SOLE                    12419
Harley Davidson Inc            Com              412822108     1758    24945 SH       SOLE                    24945
Heinz H J Co                   Com              423074103      815    18100 SH       SOLE                    18100
Home Depot Inc                 Com              437076102     2173    54100 SH       SOLE                    54100
Ingersoll-Rand Co Cl A         Com              G4776G101     1417    36200 SH       SOLE                    36200
Intel Corp                     Com              458140100      894    44130 SH       SOLE                    44130
International Bus Mach         Com              459200101     5116    52665 SH       SOLE                    52565               100
Ishares MSCI EAFE Index Fd     Com              464287465     4613    63005 SH       SOLE                    63005
Ishares MSCI Japan Index Fd    Com              464286848     1973   138880 SH       SOLE                   138880
Ishares MSCI Pacific Ex-Japan  Com              464286665      852     6800 SH       SOLE                     6800
Ishares Tr DJ Us Energy        Com              464287796     1309    12850 SH       SOLE                    12850
Ishares Tr DJ Us Finl Sec      Com              464287788     1320    11215 SH       SOLE                    11215
Ishares Tr DJ Us Tech Sec      Com              464287721     1526    28020 SH       SOLE                    28020
Ishares Tr S&P 100 Index       Com              464287101      673    10180 SH       SOLE                    10180
Ishares Tr S&P 500 Growth Inde Com              464287309     5315    81875 SH       SOLE                    81875
Ishares Tr S&P Small Cap 600   Com              464287804     1376    20850 SH       SOLE                    20850
JPMorgan Chase & Co            Com              46625H100     4048    83804 SH       SOLE                    83304               500
Johnson & Johnson              Com              478160104    11292   171046 SH       SOLE                   171046
Johnson Ctls Inc               Com              478366107      468     5443 SH       SOLE                     5443
Kimberly Clark Corp            Com              494368103     1760    25903 SH       SOLE                    25903
Liberty All-Star Equity Fd     Com              530158104      112    13534 SH       SOLE                    13534
Liberty Ppty Tr Sh Ben Int     Com              531172104      256     5200 SH       SOLE                     5200
Lilly Eli & Co                 Com              532457108      365     7000 SH       SOLE                     7000
MBIA Inc                       Com              55262C100      763    10450 SH       SOLE                    10450
Marathon Oil Corp              Com              565849106      907     9800 SH       SOLE                     9800
Marshall & Ilsley Corp         Com              571834100     1145    23799 SH       SOLE                    23799
McDonald's Corp                Com              580135101      581    13100 SH       SOLE                    13100
McGraw-Hill Inc                Com              580645109      320     4700 SH       SOLE                     4700
Medco Health Solutions         Com              58405U102      587    10992 SH       SOLE                    10568               424
Medtronic Inc                  Com              585055106     1241    23195 SH       SOLE                    22995               200
Mellon Finl Corp               Com              58551A108      819    19434 SH       SOLE                    19434
Mercantile Bankshares          Com              587405101      258     5512 SH       SOLE                     5512
Merck & Co Inc                 Com              589331107     2180    50008 SH       SOLE                    50008
Merrill Lynch & Co Inc         Com              590188108     1605    17235 SH       SOLE                    17235
Microsoft Corp                 Com              594918104     3061   102520 SH       SOLE                   102520
Midcap Spdr Tr Ser 1           Com              595635103     1629    11131 SH       SOLE                    11131
Morgan Stanley                 Com              617446448      235     2892 SH       SOLE                     2892
Motorola Inc                   Com              620076109      821    39950 SH       SOLE                    39950
Norfolk Southern Corp          Com              655844108      820    16297 SH       SOLE                    16297
PNC Finl Svcs Group            Com              693475105      740     9992 SH       SOLE                     9992
PPG Inds Inc                   Com              693506107      511     7957 SH       SOLE                     7957
PPL Corporation                Com              69351T106      664    18536 SH       SOLE                    18536
Pall Corp                      Com              696429307      660    19100 SH       SOLE                    19100
Parkvale Financial             Com              701492100      250     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     4686    74912 SH       SOLE                    74912
Pfizer Inc                     Com              717081103     2056    79399 SH       SOLE                    79399
Powershares DB Commodity Index Com              73935S105      243     9900 SH       SOLE                     9900
Procter & Gamble Co            Com              742718109     6477   100785 SH       SOLE                   100785
Progress Energy Inc            Com              743263105      396     8075 SH       SOLE                     8075
Raytheon Co                    Com              755111507      225     4265 SH       SOLE                     4265
Regions Financial Corp         Com              7591EP100      857    22909 SH       SOLE                    22909
Rohm & Haas Co                 Com              775371107      485     9483 SH       SOLE                     9483
Royal Dutch Shell PLC ADR Cl A Com              780259206      556     7850 SH       SOLE                     7850
Schering Plough Corp           Com              806605101      420    17767 SH       SOLE                    17767
Schlumberger Ltd               Com              806857108     1828    28950 SH       SOLE                    28550               400
Spdr Tr Unit Ser 1             Com              78462F103      262     1850 SH       SOLE                     1850
Sprint Nextel Corp             Com              852061100      281    14857 SH       SOLE                    14857
State Str Corp                 Com              857477103     1028    15245 SH       SOLE                    15245
Sysco Corp                     Com              871829107      586    15950 SH       SOLE                    15950
Target Corp                    Com              87612E106      811    14215 SH       SOLE                    13915               300
Texas Instruments              Com              882508104     2478    86050 SH       SOLE                    85650               400
The Hershey Company            Com              427866108      403     8100 SH       SOLE                     8100
Union Pac Corp                 Com              907818108      563     6120 SH       SOLE                     6120
United Parcel Svc Cl B         Com              911312106     1550    20675 SH       SOLE                    20675
United Technologies Cp         Com              913017109     1557    24900 SH       SOLE                    24900
Vanguard Index Tr Stk Mkt ETF  Com              922908769      763     5445 SH       SOLE                     5445
Verizon Comm                   Com              92343V104     4142   111232 SH       SOLE                   110632               600
Wachovia Corp                  Com              929903102     3104    54498 SH       SOLE                    54498
Wal Mart Stores Inc            Com              931142103      453     9804 SH       SOLE                     9804
Wells Fargo & Co               Com              949746101      356    10010 SH       SOLE                    10010
Wyeth                          Com              983024100     2685    52727 SH       SOLE                    52427               300
Blackrock Insd Muni Term Tr In Com              092474105      156    16000 SH       SOLE                16000.000
Ishares IBoxx Invest Grade Cor Com              464287242      265     2485 SH       SOLE                 2485.096
Ishares Tr 1-3 Yr Tr Index     Com              464287457      444     5553 SH       SOLE                 5553.000
Nuveen Pa Invt Quality         Com              670972108      141     10390SH       SOLE                10390.000